Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share (Details) - EUR (€)
€ / shares in Units, € in Thousands
	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information Of Operating Income (Loss) [Abstract]
Net loss	€ (1,024)	€ (27,952)
Weighted number of shares for the period (in shares)	31,016,053	22,842,857
Basic loss per share (in euro per share)	€ (0.03)	€ (1.22)
Diluted loss per share (in euro per share)	€ (0.03)	€ (1.22)
Number of treasury shares held (in shares)	2,500,000	2,500,000